TAXATION - Company's subsidiaries (Details) - CNY (¥) ¥ in Millions	12 Months Ended									36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2018
Taxation
Applicable tax rate (as a percent)			25.00%	25.00%	25.00%
Undistributed earnings deferred tax liability			¥ 0							¥ 0
Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)										15.00%
Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)										15.00%
Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)										15.00%
Cayman
Taxation
Applicable tax rate (as a percent)			0.00%
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)			16.50%
Taiwan Enterprise Income Tax
Taxation
Applicable tax rate (as a percent)			20.00%
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)			25.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip International
Taxation
Applicable tax rate approved (as a percent)			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Computer Technology
Taxation
Applicable tax rate (as a percent)		15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)		15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Qunar Software
Taxation
Applicable tax rate (as a percent)	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Qunar Beijing
Taxation
Applicable tax rate (as a percent)	15.00%	15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Information
Taxation
Applicable tax rate (as a percent)		15.00%	15.00%	15.00%